Income Taxes (Details) - USD ($)	Aug. 31, 2016	Aug. 31, 2015
Deferred tax assets:
Net operating loss carry forward	$ 112,703	$ 79,849
Less: valuation allowance	(112,703)	(79,849)
Net deferred tax assets